Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 38,219	$ 37,834
Accounts receivable, net	6,904	5,110
Prepaid expenses and other current assets	117	112
Due from related parties	7,042	2,804
Total current assets	52,282	45,860
Vessels, net	389,556	400,192
Intangible assets	26,807	28,450
Deferred dry dock and special survey costs, net	9,609	6,066
Total non-current assets	425,972	434,708
Total assets	478,254	480,568
Current liabilities
Accounts payable	2,089	412
Accrued expenses	559	654
Due to related parties	403	438
Deferred revenue	2,494	1,931
Current portion of long-term debt, net of deferred finance costs and discount	654	643
Total current liabilities	6,199	4,078
Long-term debt, net of deferred finance costs and discount	196,841	197,176
Total non-current liabilities	196,841	197,176
Total liabilities	203,040	201,254
Commitments and contingencies
Total Partners' capital
Common Unitholders (9,342,692 units issued and outstanding at June 30, 2016 and December 31, 2015)	124,466	126,317
Subordinated Series A Unitholders (1,592,920 units issued and outstanding at June 30, 2016 and December 31, 2015)	27,063	27,379
Subordinated Unitholders (9,342,692 units issued and outstanding at June 30, 2016 and December 31, 2015)	118,303	120,154
General Partner (413,843 units issued and outstanding at June 30, 2016 and December 31, 2015)	5,382	5,464
Partners' capital	275,214	279,314
Total liabilities and Partners' capital	$ 478,254	$ 480,568